DEFERRED CHARGES AND OTHER ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred turnaround costs, net	$ 177,236	$ 204,987		$ 253,823
Catalyst	77,725	77,322		106,311
Linefill	13,504	10,230		19,485
Restricted cash	1,500	1,521		1,500
Intangible assets, net	219	357		598
Other	20,529	5,972		29,743
Deferred charges and other assets	290,713	300,389		449,271
Amortization expense	102,636	65,452	$ 32,066
Intangible Assets, Net [Abstract]
Gross amount	3,597	3,599
Accumulated amortization	(3,378)	(3,242)
Net amount	219	357
Deferred financing costs, net	32,217	$ 30,128
Environmental Credits	$ 0			$ 37,811